UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

February 28, 2017

EII-QTLY-0417
1.797940.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 1.0%
General Motors Co.	1,577,800	$58,126
Hotels, Restaurants & Leisure - 1.4%
Cedar Fair LP (depositary unit)	227,895	15,606
Darden Restaurants, Inc.	465,200	34,741
Wyndham Worldwide Corp.	397,900	33,121
		83,468
Multiline Retail - 0.3%
Dollar General Corp.	229,500	16,758
Specialty Retail - 0.3%
Home Depot, Inc.	121,700	17,636
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	548,393	20,888
VF Corp.	610,300	32,010
		52,898

TOTAL CONSUMER DISCRETIONARY		228,886

CONSUMER STAPLES - 8.2%
Beverages - 1.6%
Molson Coors Brewing Co. Class B	345,300	34,665
The Coca-Cola Co.	1,384,500	58,094
		92,759
Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	1,144,800	81,201
Walgreens Boots Alliance, Inc.	200,700	17,336
		98,537
Food Products - 0.2%
B&G Foods, Inc. Class A	251,200	10,676
Household Products - 3.1%
Procter & Gamble Co.	1,745,205	158,936
Reckitt Benckiser Group PLC	276,800	25,133
		184,069
Personal Products - 0.5%
Unilever NV (NY Reg.) (a)	599,500	28,374
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR (a)	656,000	41,879
Imperial Tobacco Group PLC	462,569	21,771
		63,650

TOTAL CONSUMER STAPLES		478,065

ENERGY - 14.5%
Energy Equipment & Services - 1.6%
Schlumberger Ltd.	1,172,600	94,230
Oil, Gas & Consumable Fuels - 12.9%
Boardwalk Pipeline Partners, LP	1,688,800	30,567
Cenovus Energy, Inc.	3,537,600	44,746
Chevron Corp.	2,006,970	225,784
ConocoPhillips Co.	1,285,700	61,161
Enterprise Products Partners LP	1,166,700	32,703
EQT Midstream Partners LP	135,600	10,688
Exxon Mobil Corp.	919,156	74,746
Kinder Morgan, Inc.	2,921,900	62,266
Suncor Energy, Inc.	2,090,100	65,070
The Williams Companies, Inc.	4,302,200	121,924
Western Gas Partners LP	398,317	24,763
		754,418

TOTAL ENERGY		848,648

FINANCIALS - 29.6%
Banks - 17.6%
Bank of America Corp.	3,454,700	85,262
First Hawaiian, Inc.	327,600	10,378
JPMorgan Chase & Co.	3,359,922	304,482
M&T Bank Corp.	293,600	49,022
PNC Financial Services Group, Inc.	441,800	56,210
Regions Financial Corp.	6,739,300	102,909
SunTrust Banks, Inc.	1,847,000	109,878
U.S. Bancorp	2,646,000	145,530
Wells Fargo & Co.	2,897,908	167,731
		1,031,402
Capital Markets - 4.9%
Ares Capital Corp.	1,370,600	24,328
BlackRock, Inc. Class A	203,100	78,693
Morgan Stanley	344,000	15,710
State Street Corp.	704,400	56,148
The Blackstone Group LP	2,728,000	80,585
TPG Specialty Lending, Inc. (a)	1,554,100	30,336
		285,800
Consumer Finance - 1.5%
Capital One Financial Corp.	911,400	85,544
Insurance - 5.6%
Chubb Ltd.	662,479	91,535
First American Financial Corp.	814,300	31,815
FNF Group	334,800	12,833
MetLife, Inc.	1,490,729	78,174
Principal Financial Group, Inc.	1,406,100	87,937
Sony Financial Holdings, Inc.	1,644,900	28,902
		331,196

TOTAL FINANCIALS		1,733,942

HEALTH CARE - 7.9%
Biotechnology - 0.9%
Amgen, Inc.	300,600	53,065
Health Care Equipment & Supplies - 1.9%
Medtronic PLC	1,403,564	113,562
Health Care Providers & Services - 0.3%
HCA Holdings, Inc. (b)	200,200	17,465
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	538,200	30,521
GlaxoSmithKline PLC	4,381,900	89,666
Johnson & Johnson	917,866	112,172
Sanofi SA sponsored ADR	1,119,900	48,301
		280,660

TOTAL HEALTH CARE		464,752

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	118,100	29,181
United Technologies Corp.	568,530	63,988
		93,169
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	359,100	16,095
Electrical Equipment - 1.9%
Eaton Corp. PLC	787,500	56,684
Emerson Electric Co.	902,800	54,258
		110,942
Industrial Conglomerates - 2.6%
3M Co.	143,800	26,797
General Electric Co.	3,266,397	97,371
Honeywell International, Inc.	220,400	27,440
		151,608
Machinery - 1.1%
Caterpillar, Inc.	364,000	35,184
Cummins, Inc.	68,400	10,157
Pentair PLC	344,500	20,002
		65,343
Road & Rail - 1.3%
Norfolk Southern Corp.	652,800	79,008

TOTAL INDUSTRIALS		516,165

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 3.0%
Cisco Systems, Inc.	5,054,100	172,749
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (b)	185,238	11,761
IT Services - 1.4%
Accenture PLC Class A	130,900	16,035
Paychex, Inc.	944,500	58,011
Sabre Corp.	369,000	8,085
		82,131
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	2,062,200	74,652
Maxim Integrated Products, Inc.	1,469,500	65,099
Qualcomm, Inc.	1,555,851	87,874
		227,625
Software - 1.1%
Microsoft Corp.	966,226	61,819
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	740,800	101,482
HP, Inc.	2,717,600	47,205
		148,687

TOTAL INFORMATION TECHNOLOGY		704,772

MATERIALS - 2.4%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	489,000	38,406
LyondellBasell Industries NV Class A	522,800	47,700
The Dow Chemical Co.	236,500	14,724
		100,830
Containers & Packaging - 0.7%
WestRock Co.	739,031	39,701

TOTAL MATERIALS		140,531

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Brandywine Realty Trust (SBI)	1,353,200	22,544
Crown Castle International Corp.	345,900	32,352
Liberty Property Trust (SBI)	536,300	21,152
Mid-America Apartment Communities, Inc.	306,000	31,435
		107,483
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	1,917,600	80,137
Verizon Communications, Inc.	2,424,900	120,348
		200,485
UTILITIES - 4.1%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	600,577	40,221
Duke Energy Corp.	328,700	27,134
Exelon Corp.	744,900	27,345
IDACORP, Inc.	565,300	46,880
PPL Corp.	1,163,500	42,910
Xcel Energy, Inc.	1,200,000	52,452
		236,942
TOTAL COMMON STOCKS
(Cost $4,528,015)		5,660,671

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.60% (c)	139,772,582	139,801
Fidelity Securities Lending Cash Central Fund 0.62% (c)(d)	82,500,348	82,517
TOTAL MONEY MARKET FUNDS
(Cost $222,297)		222,318
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $4,750,312)		5,882,989
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(29,322)
NET ASSETS - 100%		$5,853,667

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$248
Fidelity Securities Lending Cash Central Fund	153
Total	$401

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$228,886	$228,886	$--	$--
Consumer Staples	478,065	452,932	25,133	--
Energy	848,648	848,648	--	--
Financials	1,733,942	1,733,942	--	--
Health Care	464,752	375,086	89,666	--
Industrials	516,165	516,165	--	--
Information Technology	704,772	704,772	--	--
Materials	140,531	140,531	--	--
Real Estate	107,483	107,483	--	--
Telecommunication Services	200,485	200,485	--	--
Utilities	236,942	236,942	--	--
Money Market Funds	222,318	222,318	--	--
Total Investments in Securities:	$5,882,989	$5,768,190	$114,799	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $4,776,102,000. Net unrealized appreciation aggregated $1,106,887,000, of which $1,210,620,000 related to appreciated investment securities and $103,733,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

February 28, 2017

FRE-QTLY-0417
1.797942.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Tesla, Inc. (a)	93,800	$23,449
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	219,600	10,631
Service Corp. International	349,300	10,734
		21,365
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	145,900	10,896
Jack in the Box, Inc.	180,500	16,915
		27,811
Household Durables - 1.4%
D.R. Horton, Inc.	1,242,300	39,754
Leggett & Platt, Inc.	218,900	10,766
		50,520
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	97,100	82,053
JD.com, Inc. sponsored ADR (a)	680,800	20,812
Netflix, Inc. (a)	144,500	20,538
		123,403
Media - 1.1%
Charter Communications, Inc. Class A (a)	122,400	39,543
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	300,000	23,004
Specialty Retail - 2.3%
Home Depot, Inc.	384,600	55,732
TJX Companies, Inc.	363,300	28,501
		84,233
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	176,600	16,177

TOTAL CONSUMER DISCRETIONARY		409,505

CONSUMER STAPLES - 5.5%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	174,700	19,110
Constellation Brands, Inc. Class A (sub. vtg.)	210,600	33,445
Molson Coors Brewing Co. Class B	315,200	31,643
Monster Beverage Corp. (a)	907,700	37,615
		121,813
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	192,000	34,019
Food Products - 1.0%
Mead Johnson Nutrition Co. Class A	307,400	26,987
Post Holdings, Inc. (a)	115,000	9,415
		36,402
Personal Products - 0.3%
elf Beauty, Inc. (b)	317,411	8,792

TOTAL CONSUMER STAPLES		201,026

ENERGY - 7.7%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	336,400	20,278
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	572,400	37,006
Chevron Corp.	268,476	30,204
Continental Resources, Inc. (a)	675,900	30,551
Devon Energy Corp.	869,900	37,719
Enterprise Products Partners LP	500,000	14,015
Extraction Oil & Gas, Inc.	37,314	660
Exxon Mobil Corp.	517,800	42,107
Pioneer Natural Resources Co.	31,552	5,868
SM Energy Co.	1,002,600	24,714
The Williams Companies, Inc.	819,400	23,222
Williams Partners LP	471,800	19,014
		265,080

TOTAL ENERGY		285,358

FINANCIALS - 20.0%
Banks - 13.4%
Bank of America Corp.	6,047,100	149,242
Citigroup, Inc.	1,474,800	88,208
JPMorgan Chase & Co.	1,286,500	116,583
Regions Financial Corp.	1,615,500	24,669
SunTrust Banks, Inc.	500,000	29,745
Wells Fargo & Co.	1,488,700	86,166
		494,613
Capital Markets - 4.9%
Goldman Sachs Group, Inc.	293,300	72,756
MSCI, Inc.	198,400	18,767
Northern Trust Corp.	450,900	39,386
S&P Global, Inc.	180,900	23,421
The Blackstone Group LP	901,800	26,639
		180,969
Consumer Finance - 1.7%
Capital One Financial Corp.	396,700	37,234
Synchrony Financial	650,600	23,578
		60,812

TOTAL FINANCIALS		736,394

HEALTH CARE - 13.0%
Biotechnology - 8.3%
Acorda Therapeutics, Inc. (a)	649,400	17,177
Alexion Pharmaceuticals, Inc. (a)	188,800	24,780
Alnylam Pharmaceuticals, Inc. (a)	97,661	5,043
Amgen, Inc.	609,600	107,613
Amicus Therapeutics, Inc. (a)(b)	861,800	5,593
BioMarin Pharmaceutical, Inc. (a)	206,800	19,425
Intercept Pharmaceuticals, Inc. (a)(b)	201,600	25,722
Medy-Tox, Inc.	10,000	3,627
Regeneron Pharmaceuticals, Inc. (a)	64,600	24,128
Shire PLC	275,100	16,588
TESARO, Inc. (a)	154,200	29,047
Vertex Pharmaceuticals, Inc. (a)	281,600	25,519
		304,262
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	1,522,100	37,368
Danaher Corp.	250,000	21,388
Nevro Corp. (a)(b)	63,400	6,086
		64,842
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	231,800	38,335
Pharmaceuticals - 1.9%
Allergan PLC	100,400	24,580
Bristol-Myers Squibb Co.	503,000	28,525
Jazz Pharmaceuticals PLC (a)	141,000	18,699
		71,804

TOTAL HEALTH CARE		479,243

INDUSTRIALS - 11.5%
Aerospace & Defense - 4.8%
General Dynamics Corp.	200,000	37,962
Huntington Ingalls Industries, Inc.	106,500	23,270
Lockheed Martin Corp.	100,000	26,658
Northrop Grumman Corp.	280,000	69,185
TransDigm Group, Inc.	75,000	19,065
		176,140
Airlines - 1.5%
American Airlines Group, Inc.	848,000	39,313
Southwest Airlines Co.	290,300	16,779
		56,092
Construction & Engineering - 1.5%
Fluor Corp.	668,800	37,045
KBR, Inc.	1,179,100	17,745
		54,790
Electrical Equipment - 0.7%
Acuity Brands, Inc.	85,100	17,982
Fortive Corp.	125,000	7,206
		25,188
Machinery - 2.5%
Caterpillar, Inc.	594,200	57,435
Flowserve Corp.	395,900	18,390
Xylem, Inc.	350,000	16,842
		92,667
Professional Services - 0.5%
IHS Markit Ltd. (a)	498,875	19,855

TOTAL INDUSTRIALS		424,732

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.3%
Finisar Corp. (a)	300,900	10,074
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	100,000	6,260
Alibaba Group Holding Ltd. sponsored ADR (a)	203,200	20,909
Alphabet, Inc. Class A (a)	119,800	101,223
Facebook, Inc. Class A (a)	567,540	76,924
Tencent Holdings Ltd.	1,385,200	36,759
		242,075
IT Services - 3.9%
FleetCor Technologies, Inc. (a)	65,400	11,118
Global Payments, Inc.	559,500	44,587
MasterCard, Inc. Class A	263,300	29,084
PayPal Holdings, Inc. (a)	492,900	20,702
Visa, Inc. Class A	455,300	40,039
		145,530
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Ltd.	164,000	34,593
NVIDIA Corp.	278,000	28,211
NXP Semiconductors NV (a)	186,600	19,184
Skyworks Solutions, Inc.	200,000	18,962
		100,950
Software - 3.1%
Adobe Systems, Inc. (a)	252,600	29,893
Autodesk, Inc. (a)	507,200	43,771
Salesforce.com, Inc. (a)	376,200	30,604
Workday, Inc. Class A (a)	145,300	12,050
		116,318
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,953,100	267,551

TOTAL INFORMATION TECHNOLOGY		882,498

MATERIALS - 2.5%
Chemicals - 1.9%
CF Industries Holdings, Inc.	341,900	10,742
LyondellBasell Industries NV Class A	633,300	57,782
		68,524
Containers & Packaging - 0.3%
Ball Corp.	155,300	11,419
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	808,700	10,837

TOTAL MATERIALS		90,780

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	214,300	24,599
Public Storage	43,400	9,872
		34,471
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	700,000	29,253
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,227,112	9,866
TOTAL COMMON STOCKS
(Cost $2,835,291)		3,583,126
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.53% 3/23/17 to 3/30/17 (c)
(Cost $6,088)	6,090	6,088
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.60% (d)	76,268,312	$76,284
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	27,881,246	27,887
TOTAL MONEY MARKET FUNDS
(Cost $104,167)		104,171
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,945,546)		3,693,385
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,562)
NET ASSETS - 100%		$3,684,823

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
481 CME E-mini S&P 500 Index Contracts (United States)	March 2017	56,825	$3,039

The face value of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,537,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$151
Fidelity Securities Lending Cash Central Fund	55
Total	$206

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ocular Therapeutix, Inc.	$15,048	$--	$13,303	$--	$--
Total	$15,048	$--	$13,303	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$409,505	$409,505	$--	$--
Consumer Staples	201,026	181,916	19,110	--
Energy	285,358	285,358	--	--
Financials	736,394	736,394	--	--
Health Care	479,243	462,655	16,588	--
Industrials	424,732	424,732	--	--
Information Technology	882,498	845,739	36,759	--
Materials	90,780	90,780	--	--
Real Estate	34,471	34,471	--	--
Telecommunication Services	29,253	29,253	--	--
Utilities	9,866	9,866	--	--
U.S. Government and Government Agency Obligations	6,088	--	6,088	--
Money Market Funds	104,171	104,171	--	--
Total Investments in Securities:	$3,693,385	$3,614,840	$78,545	$--
Derivative Instruments:
Assets
Futures Contracts	$3,039	$3,039	$--	$--
Total Assets	$3,039	$3,039	$--	$--
Total Derivative Instruments:	$3,039	$3,039	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $2,945,586,000. Net unrealized appreciation aggregated $747,799,000, of which $807,137,000 related to appreciated investment securities and $59,338,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

February 28, 2017

CVS-QTLY-0417
1.797939.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 53.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.0%
CONSUMER DISCRETIONARY - 8.2%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$2,865	$3,588
Household Durables - 0.6%
M/I Homes, Inc. 3% 3/1/18	3,000	3,026
Toll Brothers Finance Corp. 0.5% 9/15/32	6,600	6,505
		9,531
Media - 7.4%
DISH Network Corp. 3.375% 8/15/26 (a)	42,150	50,738
Liberty Media Corp.:
1% 1/30/23 (a)	22,700	23,636
1.375% 10/15/23	19,150	21,592
3.5% 1/15/31	39,700	21,162
		117,128
TOTAL CONSUMER DISCRETIONARY		130,247
CONSUMER STAPLES - 1.4%
Tobacco - 1.4%
Vector Group Ltd. 7.5% 1/15/19 (b)	14,560	22,418
ENERGY - 4.9%
Energy Equipment & Services - 1.4%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	3,100	3,160
Nabors Industries, Inc. 0.75% 1/15/24 (a)	3,200	3,088
Vantage Drilling Co. 5.5% 7/15/43 (a)(c)	20,000	20
Weatherford International Ltd. 5.875% 7/1/21	12,780	15,152
		21,420
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	20,365	20,034
Oasis Petroleum, Inc. 2.625% 9/15/23	2,850	3,860
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	29,799	26,111
SM Energy Co. 1.5% 7/1/21	5,800	5,757
		55,762
TOTAL ENERGY		77,182
FINANCIALS - 0.3%
Insurance - 0.3%
FNF Group 4.25% 8/15/18	2,200	4,707
HEALTH CARE - 5.6%
Biotechnology - 1.6%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	6,330	6,880
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	11,030	13,753
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	4,800	4,830
		25,463
Health Care Equipment & Supplies - 0.8%
Hologic, Inc. 2% 3/1/42 (d)	9,716	13,232
Health Care Providers & Services - 1.4%
HealthSouth Corp. 2% 12/1/43	17,740	21,321
Pharmaceuticals - 1.8%
ANI Pharmaceuticals, Inc. 3% 12/1/19	4,970	5,706
Horizon Pharma Investment Ltd. 2.5% 3/15/22	5,070	4,750
Jazz Investments I Ltd. 1.875% 8/15/21	6,500	6,719
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	7,590	8,302
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	2,882
		28,359
TOTAL HEALTH CARE		88,375
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	5,600	5,749
Electrical Equipment - 0.1%
General Cable Corp. 4.5% 11/15/29 (d)	2,220	1,644
Machinery - 1.5%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	4,720	4,779
Navistar International Corp. New 4.75% 4/15/19	11,140	10,778
Trinity Industries, Inc. 3.875% 6/1/36	6,500	8,028
		23,585
TOTAL INDUSTRIALS		30,978
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 7.4%
Brocade Communications Systems, Inc. 1.375% 1/1/20	32,150	32,451
Ciena Corp. 0.875% 6/15/17	24,930	24,837
InterDigital, Inc. 1.5% 3/1/20	34,170	43,930
Liberty Interactive LLC 1.75% 9/30/46 (a)	13,750	15,348
		116,566
Electronic Equipment & Components - 0.3%
OSI Systems, Inc. 1.25% 9/1/22 (a)	4,900	4,771
Internet Software & Services - 9.5%
Gogo, Inc. 3.75% 3/1/20	9,590	7,600
Twitter, Inc.:
0.25% 9/15/19	23,670	22,146
1% 9/15/21	50,668	46,488
VeriSign, Inc. 3.25% 8/15/37 (b)	14,730	35,637
Web.com Group, Inc. 1% 8/15/18	5,500	5,321
WebMD Health Corp.:
1.5% 12/1/20	5,700	6,655
2.5% 1/31/18	4,300	4,391
Yahoo!, Inc. 0% 12/1/18	21,850	22,533
		150,771
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. 2.125% 9/1/26	430	843
Intel Corp. 3.25% 8/1/39	10,870	19,090
Microchip Technology, Inc.:
1.625% 2/15/25	7,010	10,002
1.625% 2/15/27 (a)	21,170	21,368
Micron Technology, Inc.:
1.625% 2/15/33	9,650	20,868
3% 11/15/43	21,050	21,116
Novellus Systems, Inc. 2.625% 5/15/41	1,880	6,566
NVIDIA Corp. 1% 12/1/18	140	705
NXP Semiconductors NV 1% 12/1/19	7,140	8,238
Teradyne, Inc. 1.25% 12/15/23 (a)	2,940	3,282
		112,078
Software - 4.6%
BroadSoft, Inc. 1% 9/1/22	3,000	3,750
FireEye, Inc. 1.625% 6/1/35	12,690	11,223
Nice Systems, Inc. 1.25% 1/15/24 (a)	3,750	3,919
Nuance Communications, Inc.:
1% 12/15/35	13,020	12,483
2.75% 11/1/31	10,070	10,108
Salesforce.com, Inc. 0.25% 4/1/18	20,910	26,935
Workday, Inc. 1.5% 7/15/20	3,950	4,891
		73,309
TOTAL INFORMATION TECHNOLOGY		457,495
REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	18,280	19,343
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Yield, Inc. 3.5% 2/1/19 (a)	8,720	8,782

TOTAL CONVERTIBLE BONDS		839,527

Nonconvertible Bonds - 0.9%
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	7,935	6,507
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	7,420	8,116

TOTAL NONCONVERTIBLE BONDS		14,623

TOTAL CORPORATE BONDS
(Cost $800,654)		854,150

U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds:
2.25% 8/15/46	$34,520	$29,544
2.5% 2/15/46	9,000	8,152
2.5% 5/15/46	24,500	22,181
2.875% 11/15/46	16,000	15,701
3% 5/15/45	25,778	25,886
3% 11/15/45	20,108	20,193
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $128,227)		121,657
	Shares	Value (000s)

Common Stocks - 6.3%
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.5%
Newell Brands, Inc.	149,700	$7,340
Media - 0.5%
Nexstar Broadcasting Group, Inc. Class A	67,576	4,659
The Walt Disney Co.	36,900	4,062
		8,721
Multiline Retail - 1.0%
Macy's, Inc.	224,900	7,471
Target Corp.	133,400	7,840
		15,311

TOTAL CONSUMER DISCRETIONARY		31,372

CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Cott Corp.	777,100	8,279
Food & Staples Retailing - 0.4%
Kroger Co.	201,100	6,395
Food Products - 0.5%
B&G Foods, Inc. Class A	56,557	2,404
Mondelez International, Inc.	131,800	5,789
		8,193

TOTAL CONSUMER STAPLES		22,867

HEALTH CARE - 0.5%
Biotechnology - 0.5%
Amgen, Inc.	42,500	7,503
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.5%
Cisco Systems, Inc.	227,600	7,779
Internet Software & Services - 0.9%
Twitter, Inc. (e)(f)	845,875	13,339
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	83,200	11,398

TOTAL INFORMATION TECHNOLOGY		32,516

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	400,900	5,352
TOTAL COMMON STOCKS
(Cost $95,633)		99,610

Convertible Preferred Stocks - 29.7%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
William Lyon Homes, Inc. 6.50%	74,500	6,890
CONSUMER STAPLES - 4.4%
Food Products - 4.4%
Bunge Ltd. 4.875%	178,600	19,512
Post Holdings, Inc.:
3.75%	53,000	9,368
5.25%	49,700	7,067
Series C 2.50%	146,000	22,685
Tyson Foods, Inc. 4.75%	149,700	10,156
		68,788
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Chesapeake Energy Corp.:
Series A 5.75% (e)	900	579
Series A, 5.75% (a)(e)	18,000	11,588
Hess Corp. Series A 8.00%	153,700	9,554
Kinder Morgan, Inc. Series A 9.75%	159,383	7,762
Southwestern Energy Co. Series B 6.25%	1,293,400	24,872
		54,355
FINANCIALS - 5.6%
Banks - 5.6%
Bank of America Corp. Series L 7.25% (e)	30,897	36,767
Wells Fargo & Co. 7.50%	42,259	51,766
		88,533
HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00% (e)	24,722	7,837
Health Care Providers & Services - 3.4%
Anthem, Inc. 5.25%	620,700	31,134
Envision Healthcare Corp. Series A 5.25% (e)	174,700	22,669
		53,803
Pharmaceuticals - 3.6%
Allergan PLC 5.50%	56,765	48,692
Teva Pharmaceutical Industries Ltd. 7%	12,100	7,536
		56,228

TOTAL HEALTH CARE		117,868

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
Arconic, Inc. 5.375% (e)	236,394	10,434
Commercial Services & Supplies - 0.9%
Stericycle, Inc. 2.25%	199,775	14,144
Machinery - 0.3%
Rexnord Corp. Series A 5.75% (e)	77,500	4,156

TOTAL INDUSTRIALS		28,734

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp. 5.50% (e)	47,300	5,113
Welltower, Inc. Series I, 6.50% (e)	96,200	6,103
		11,216
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Series A 11.125%	57,900	3,668
Wireless Telecommunication Services - 2.6%
T-Mobile U.S., Inc. Series A 5.50%	404,000	41,164

TOTAL TELECOMMUNICATION SERVICES		44,832

UTILITIES - 3.1%
Electric Utilities - 0.5%
Exelon Corp. 6.50%	168,900	8,374
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. 5.375%	192,546	5,761
Multi-Utilities - 2.2%
CenterPoint Energy, Inc. 2.00% ZENS (e)	498,700	34,940

TOTAL UTILITIES		49,075

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $446,624)		470,291
	Principal Amount (000s)	Value (000s)

Preferred Securities - 1.6%
INDUSTRIALS - 1.6%
Industrial Conglomerates - 1.6%
General Electric Co. 5%(b)(g)
(Cost $25,875)	23,945	25,542
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.60% (h)	36,263,301	36,271
Fidelity Securities Lending Cash Central Fund 0.62% (h)(i)	11,686,832	11,689
TOTAL MONEY MARKET FUNDS
(Cost $47,960)		47,960
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,544,973)		1,619,210
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(35,525)
NET ASSETS - 100%		$1,583,685

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,339,000 or 15.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$20
Fidelity Securities Lending Cash Central Fund	4
Total	$24

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$38,262	$31,372	$6,890	$--
Consumer Staples	91,655	33,023	58,632	--
Energy	54,355	42,188	12,167	--
Financials	88,533	88,533	--	--
Health Care	125,371	109,998	15,373	--
Industrials	28,734	28,734	--	--
Information Technology	32,516	32,516	--	--
Materials	5,352	5,352	--	--
Real Estate	11,216	11,216	--	--
Telecommunication Services	44,832	44,832	--	--
Utilities	49,075	14,135	34,940	--
Corporate Bonds	854,150	--	854,130	20
U.S. Government and Government Agency Obligations	121,657	--	121,657	--
Preferred Securities	25,542	--	25,542	--
Money Market Funds	47,960	47,960	--	--
Total Investments in Securities:	$1,619,210	$489,859	$1,129,331	$20

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $1,546,143,000. Net unrealized appreciation aggregated $73,067,000, of which $152,550,000 related to appreciated investment securities and $79,483,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017